Summary of Significant Accounting Policies - Schedule of Accounts Receivable by Customers (Details) - Accounts Receivable - Customer Concentration Risk - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Concentrations of credit risk accounts receivable		$ 3,844,569
Concentration risk, percentage	10.00%	22.60%